CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Current Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 261,380	€ 232,414
Receivables from financing activities	1,451,158	1,399,997
Tax receivables	11,616	16,054
Other current assets	130,228	153,183
Total	€ 1,854,382	€ 1,801,648